STATEMENT OF MATERIAL ACCOUNTING POLICIES - Intangible Assets (Details) - Intellectual Property Rights	12 Months Ended
Jun. 30, 2026
Bottom of Range
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	8 years
Top of Range
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	20 years
Weighted average
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	10 years 8 months 12 days